Borrowings - Details of Borrowings with Original Maturity over One Year (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	¥ 29,678	¥ 27,661
Less: loans due within one year classified as current liabilities	(14,002)	(6,942)
Borrowings	15,676	20,719	[1]
RMB [member] | Floating interest rates 90%, 95%, 100% of benchmark interest rate (stipulated by PBOC) as at December 31, 2018, with maturities through 2033 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	10,213	9,781
RMB [member] | Fixed interest rate at 1.20% per annum as at December 31, 2018, with maturities through 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	19	20
RMB [member] | Corporate bond - fixed bond rate at 2.97%-3.92% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	14,655	13,000
RMB [member] | Medium-term notes- fixed interest rate at 2.97%-3.38% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	4,699	4,696
USD [member] | Floating interest rates at three-month LIBOR 3.30% per annum as at December 31, 2017, with maturities through 2019 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year		98
USD [member] | Floating interest rates at three-month LIBOR 2.1% per annum as at December 31, 2017, with maturities through 2018 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year		¥ 66
USD [member] | Fixed interest rate at 3.32% per annum as at December 31, 2018, with maturities through 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings with original maturity over one year	¥ 92

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).